RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

21.                               RELATED PARTY BALANCES AND TRANSACTIONS

Details of related party balances and transactions as of December 31, 2012 and 2013 are as follows:

(1)                                 Amounts due from related parties

As of December 31, 2012 and 2013, amounts due from related parties are $258 and $62,411, respectively, and details are as follows:

	As of December 31,
	2012	2013
Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”) (i)	$20	$21
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., (“Hu Lian”) subsidiary of OPH (i)	126	245
Softbank Payment Service Corporation (“SBPS”), an affiliate of SB Pan Pacific Corporation (ii)	112	108
Nuomi Holdings Inc., equity investee of Renren, Inc.	—	175
Beijing Nuomi Wang Technology Development Co., Ltd., subsidiary of Nuomi Holdings Inc. (“Beijing Nuomi”) (iii)	—	61,663
Qingting, equity investee of Renren, Inc.	—	192
Beautiful Legend Co., Ltd, majority shareholder of OPH	—	7
Total	$258	$62,411

(i)                 OPH is an entity controlled by the CEO of the Company.  The two subsidiaries of OPH, Gummy Inc. and Hu Lian have acted as collection agents of the Company during 2012 and 2013.

(ii)              SBPS, an affiliate of SB Pan Pacific Corporation, provides third party collection service for Renren Game Japan Inc. during 2012 and 2013.

(iii)           As described in note 4, the Company deconsolidated Nuomi from the Company’s consolidated financial statements on October 26, 2013. At the deconsolidation date, the amount due from Beijing Nuomi was $74,825 (see Note 4), which was partially settled in November and December 2013. As of December 31, 2013, the balance of amount due from Beijing Nuomi was $61,663, which was fully settled subsequently in February 2014.

(2)                                 Amounts due to related parties:

	As of December 31,
	2012	2013
Qingting, equity investee of the Company	$—	$113
Mapbar, equity investee of the Company	77	65
Nuomi Holdings Inc., equity investee of the Company (i)	—	60,884
Total	$77	$61,062

(i)                                     As described in note 4, the Company deconsolidated Nuomi Hodings Inc. on October 26, 2013. Pursuant to purchase agreement reached among the Company, Nuomi Holdings Inc. and Baidu Holdings Limited dated on August 23, 2013, immediately after the deconsolidation date, the Company issued promissory note to Nuomi Holdings Inc. in the principal amount of $60,884 that equaled the balance of the Company’s receivables from Beijing Nuomi as of July 31, 2013. Such promissory note would be repaid upon the settlement of the Company’s receivables in respect to Beijing Nuomi. After the balance sheet date, the promissory note of $60,884 was paid up in February 2014 along with the settlement of the other receivable.

(3)                                 Transactions with related parties for amount due from related parties

	Years ended December 31,
	2011	2012	2013
Cash collected through SBPS, an affiliate of SB Pan Pacific Corporation	$—	$1,116	$1,153
Advertising service provided to Sino way, equity method investment of OPH	689	—	—
Back office service provided to Hu Lian, subsidiary of OPH	341	270	128
Third party payment collection service provided to Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH	47	—	—
Third party payment collection service provided to Gummy Inc., subsidiary of OPH	44	1	—
Professional fees paid for Nuomi by Renren Inc.	—	—	175
Total	$1,121	$1,387	$1,456

(4)                                 Transactions with related parties for amount due to related parties

	Years ended December 31,
	2011	2012	2013
Location-based service provided by Mapbar Technology Limited	$76	$304	$299
Internet service provided by Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	51	—	—
Internet service provided by Qingting, Equity investee of the Company	—	—	111
Total	$127	$304	$410

(5)                                 In July 2012, the Company purchased $10,000 Series 2012-A Senior Secured Refi Loan Notes issued by SoFi Lending Corp., a subsidiary of SoFi.  OPH is a shareholder of SoFi and the Company’s chairman and chief executive officer, Joseph Chen, is a director of SoFi.  In September 2012, the Company invested $49,000 in newly issued Series B preferred shares of SoFi, concurrently with a Company of other investors.  These transactions were approved by the independent, disinterested members of the Company’s board and the audit committee of the board.  See note 10 for detail.

(6)                                 In December 2012, the Group advanced $1,589 and $16 to Ms. Jing Yang, the spouse of the CEO Mr. Joseph Chen, and Mr. James Jian Liu, the COO of the Company, for the set-up and funding in capital for a new VIE where these two individuals will act as the nominee shareholders. As of December 31, 2012, the application for the new VIE set-up remained in progress; the advances were disclosed as a reduction of equity. Subsequently in February 2013, the VIE was established and the advances were injected to the new VIE as capital contribution.